Fair Value Measurements (Fair Value Balance Sheet Long-Term Debt Grouping) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Mar. 28, 2016	May 21, 2015	Aug. 16, 2012	Nov. 10, 2010
Parent Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal	$ 3,121,558	$ 3,283,129
Parent Company [Member] | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt		3,229,455
Parent Company [Member] | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument		3,403,069
Parent Company [Member] | Fixed Rate Debt | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	504	591
Parent Company [Member] | Fixed Rate Debt | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument	504	591
Parent Company [Member] | Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	504	591
Parent Company [Member] | Other | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal	504	591
Parent Company [Member] | Bank Credit Facility | Bank Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	1,595,703	1,752,147
Parent Company [Member] | Bank Credit Facility | Bank Credit Facility | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal	1,621,054	1,782,538
Parent Company [Member] | Bank Credit Facility | Bank Credit Facility | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	1,595,703	1,752,147
Parent Company [Member] | Bank Credit Facility | Bank Credit Facility | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument	$ 1,625,178	$ 1,791,853
Parent Company [Member] | Senior Notes Due 2023 [Member] | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, stated interest rate	6.875%	6.875%		6.875%		6.875%
Long-term Debt	$ 740,545	$ 738,791
Parent Company [Member] | Senior Notes Due 2023 [Member] | Senior Notes | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal	750,000	750,000
Parent Company [Member] | Senior Notes Due 2023 [Member] | Senior Notes | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	740,545	738,791
Parent Company [Member] | Senior Notes Due 2023 [Member] | Senior Notes | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument	$ 798,750	$ 806,250
Parent Company [Member] | Senior Notes Due 2026 [Member] | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, stated interest rate	6.375%	6.375%	6.375%	6.375%
Long-term Debt	$ 739,128
Parent Company [Member] | Senior Notes Due 2026 [Member] | Senior Notes | Fair Value, Inputs, Level 1 [Member] | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt		$ 737,926
Parent Company [Member] | Senior Notes Due 2026 [Member] | Senior Notes | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal	750,000	750,000
Parent Company [Member] | Senior Notes Due 2026 [Member] | Senior Notes | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	739,128
Parent Company [Member] | Senior Notes Due 2026 [Member] | Senior Notes | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument	810,000	$ 804,375
Consolidated, Excluding Borgata [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding principal	3,121,558
Consolidated, Excluding Borgata [Member] | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	3,075,880
Consolidated, Excluding Borgata [Member] | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument	$ 3,234,432
Peninsula | 8.375% Senior Notes due 2018 | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, stated interest rate					8.375%